Average Annual Total Returns	12 Months Ended	41 Months Ended	60 Months Ended	77 Months Ended	88 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	100 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%		14.53%		14.43%				14.56%
Cboe S&P 500® Index Buffer Protect Balanced Series
Prospectus [Line Items]
Average Annual Return, Percent	16.75%		10.74%						10.16%
S&P 500® Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.29%	4.44%	15.69%				13.18%
MerQube US 20% Buffer Laddered Index
Prospectus [Line Items]
Average Annual Return, Percent	15.75%		7.86%				7.73%
Cboe S&P 500® Dividend Aristocrats Target Income Index
Prospectus [Line Items]
Average Annual Return, Percent	6.13%		7.82%		9.73%
BetaPro Bitcoin Front Month Rolling Futures Index ER (HBITCNER)
Prospectus [Line Items]
Average Annual Return, Percent	96.59%	15.29%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.62%		7.51%	7.44%
Performance Inception Date				Jul. 24, 2018
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.40%		7.96%	14.40%
Performance Inception Date				Jul. 24, 2018
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.23%		8.78%					8.62%
Performance Inception Date								Dec. 07, 2016
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.54%		9.05%						8.83%
Performance Inception Date									Aug. 23, 2016
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.54%		9.02%						8.77%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.20%		7.14%						7.13%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.79%		9.31%	8.95%
Performance Inception Date				Jul. 24, 2018
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.84%		7.21%			9.02%
Performance Inception Date						Jan. 31, 2017
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.38%		7.77%	8.11%
Performance Inception Date				Jul. 24, 2018
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.22%		9.38%			10.43%
Performance Inception Date						Jan. 31, 2017
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.48%		8.98%				10.36%
Performance Inception Date							Dec. 21, 2016
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.48%		5.69%				7.65%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.21%		6.63%				7.78%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.66%		9.21%	9.55%
Performance Inception Date				Jul. 24, 2018
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.98%)		5.37%		7.52%
Performance Inception Date					Sep. 11, 2017
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.31%		5.82%		7.55%
Performance Inception Date					Sep. 11, 2017
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.08%		6.64%		8.38%
Performance Inception Date					Sep. 11, 2017
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.37%		6.90%		8.66%
Performance Inception Date					Sep. 11, 2017
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.62%		4.13%		6.15%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.17%		4.22%		5.77%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.67%		7.17%	8.58%
Performance Inception Date				Jul. 24, 2018
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	96.15%	20.82%
Performance Inception Date		Aug. 13, 2021
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	96.45%	20.52%
Performance Inception Date		Aug. 13, 2021
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	89.27%	15.54%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	57.10%	13.51%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	96.66%	20.88%
Performance Inception Date		Aug. 13, 2021